Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Cost	The Company also leases offices in the United Kingdom and France, under short-term arrangements of twelve months or less.
	Nine Months ended September 30,
	2024	2023
Lease cost:
Operating lease costs
Other than related parties	$269,915	$265,664
Related parties	391,399	361,713
Total	661,314	627,377

Short-term lease cost
Other than related parties	30,817	134,206
Related parties	-	-
Total	30,817	134,206

Variable lease cost
Other than related parties	9,893	28,325
Related parties	-	-
Total	9,893	28,325

Total lease cost	$702,024	$789,908

	Nine Months ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease costs
Other than related parties	$269,915	$265,664
Related parties	-	129,955
Total	$269,915	$395,619

Weight-average remaining lease term-operating leases
Other than related parties	0.6 years	1.2 years
Related Parties	- years	0.3 years
Aggregate	0.6 years	1.2 years

Weight-average discount rate-operating leases
Other than related parties	1.79%	1.79%
Related Parties	N/A	10.00%
Aggregate	1.79%	4.01%

	Years ended December 31,
	2023	2022
Lease cost:
Operating lease cost
Other than related parties	$352,911	$352,911
Related parties	483,592	483,592
Total	836,503	836,503

Short-term lease cost
Other than related parties	35,749	180,998
Related parties	—	—
Total	35,749	180,998

Variable lease cost
Other than related parties	27,917	36,076
Related parties	—	—
Total	27,917	36,076
Total lease cost	$900,169	$1,053,577

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases
Other than related parties	$354,691	$349,024
Related parties	—	—
Total	$354,691	$349,024

Weighted-average remaining lease term-operating leases
Other than related parties	1.3 years	2.3 years
Related parties	.2 years	1.2 years
Aggregate	1.2 years	1.9 years

Weighted average discount rate-operating leases
Other than related parties	1.79%	1.79%
Related parties	10.00%	10.00%
Aggregate	3.07%	5.29%

Schedule of Operating Lease Liabilities	As of September 30, 2024, the maturities of the Company’s operating lease liabilities were as follows:
Year	Other than related parties	Related Parties	Total
Remainder of 2024	$120,434	$-	$120,434
2025	121,851	-	121,851
Total lease payments	242,285	-	242,285
Less: imputed interest	(30,940)	-	(30,940)
Present values of lease liabilities	$211,345	$-	$211,345

Operating lease liabilities current	211,345	-	211,345
Operating lease liabilities noncurrent	-	-	-
	$211,345	$-	$211,345
As of December 31, 2023, the maturities of the Company’s operating lease liabilities were as follows:
Year	Other than related parties	Related parties	Total
2024	$360,359	$88,800	$449,159
2025	121,851	—	121,851
Total lease payments	482,210	88,800	571,010
Less: imputed interest	(5,369)	(367)	(5,736)
Present value of lease liabilities	$476,841	$88,433	$565,274

Operating lease liabilities, current	$357,417	$88,433	$445,850
Operating lease liabilities, noncurrent	119,424	—	119,424
	$476,841	$88,433	$565,274